LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2013
LONG-TERM DEBT.
Schedule of convertible senior notes
	2012	2013
	RMB	RMB
2017 Convertible Senior Notes	1,121,418,000	814,222,650
2018 Convertible Senior Notes	—	4,842,960,000
Total	1,121,418,000	5,657,182,650